Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Income Tax [Abstract]
Summary of Information about Components of Tax Expense Income

	Years ended December 31,
	2025	2024	2023
US CIT
— current year	$3	$259	$10
— over-provision in respect of prior years	—	—	—
Deferred tax (Note 17)	—	—	—
	$3	$259	$10

Summary of Income Tax Expense Income Reconciled to Loss Before Taxation as Per Consolidated Statements

The income tax (credit) expense for the years ended December 31, 2023, 2024 and 2025 can be reconciled to the loss before taxation per the consolidated statements of loss and other comprehensive loss as follows:

	Years ended December 31,
	2025	2024	2023
Loss before taxation	$(10,936)	$(53,599)	$(172,591)
Tax at the US federal tax rate of 21%	(2,295)	(11,253)	(36,244)
Tax effect of expenses not deductible for tax purpose	67	332	568
Tax effect of income not taxable for tax purpose	—	—	—
Tax effect of additional qualified expenses deductible for tax purpose (note)	(284)	(919)	(741)
Tax effect of R&D Credits	142	623	(2,311)
Tax effect of tax losses not recognized	(347)	5,513	10,277
Tax effect of foreign tax differential rates	2,720	3,828	28,461
Tax effect of intangible impairment	—	2,135	—
Income tax expense for the year	$3	$259	$10